Intangible Asset	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset
7.	Intangible Asset

On August 21, 2017, the Company entered into an intellectual property assignment agreement with Sound Decisions to revamp the company’s shoplifty website to generate and attract more traffic from potential customers. The Company made a payment of $14,000 for the website (intellectual property). The Company amortized this use right as intangible asset over ten years, and recorded amortization expense of $700 for the periods ended December 31, 2019 and June 30, 2019, respectively.

7. Intangible Asset

On April 1, 2017, the Company entered into a distribution and intellectual property assignment agreement with Wagner Bartosch, Inc. (“Wagner”) for use of their Divider’™ used in frozen desserts and other related uses. In lieu of cash payment under the agreement, the Company was obliged to issue common shares of the Company valued at $75,000 for acquiring the use right of the distribution and intellectual property. The Company amortized this use right as intangible asset over ten years, and recorded $0 and $67,850 amortization expense for the years ended June 30, 2019 and 2018, respectively.

’